PREPAID EXPENSES AND OTHER RECEIVABLES	6 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Receivables
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 5. PREPAID EXPENSES AND OTHER RECEIVABLES

At September 30, 2024 and March 31, 2024, prepaid expenses and other receivables were comprised of the following (in thousands):

	September 30, 2024 (Unaudited)	March 31, 2024

Prepaid clinical research costs	$–	$1,924
Refund from Parexel	552	–
Prepaid insurance	249	575
Tax deposits	63	64
Other prepaid expenses	26	65
Other receivables	18	39
Security deposit on office lease expiring in May 2025	14	–
Total prepaid expenses and other receivables	$922	$2,667

The decrease in prepaid expenses and other receivables from $2.7 million as of March 31, 2024 to $0.9 million as of September 30, 2024 is primarily attributable to periodic amortization of prepaid clinical research costs and insurance premiums and the write-off of $1.1 million of advances to Parexel International (IRL) Limited (“Parexel”), partially offset by a $0.6 million refund receivable from Paraxel as of September 30, 2024. Refer to the “iOx – Parexel Master Services Agreement” section of Note 12, “Commitments and Contingent Liabilities” for further discussion regarding this matter.